Investments in Associates and Joint Ventures - Financial Information of all Individually Immaterial Associates and Joint Ventures (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Investments in subsidiaries, joint ventures and associates [abstract]
Carrying amount of investments in associates and joint ventures	¥ 826,736	¥ 1,038,823
Profit from continuing operations	24,031	40,157	¥ 49,323
Other comprehensive income (loss)	(11,605)	(699)
Total comprehensive income	¥ 12,426	¥ 39,458